Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 757.2
Property, plant and equipment, ending balance	935.3	€ 757.2
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	969.0	725.5
Additions	287.9	249.4
Disposals	5.0	2.6
Reclassifications	0.0	0.0
Currency differences	(5.8)	5.4
Acquisition of subsidiaries and businesses		2.1
Property, plant and equipment, ending balance	1,257.7	969.0
Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(211.8)	(116.3)
Disposals	(4.1)	(1.7)
Currency differences	1.7	(0.5)
Depreciation	54.9	97.7
Impairment	58.1
Property, plant and equipment, ending balance	(322.4)	(211.8)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	199.2
Property, plant and equipment, ending balance	294.6	199.2
Land and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	235.4	217.0
Additions	46.2	9.7
Disposals	0.3	0.0
Reclassifications	86.6	9.3
Currency differences	(1.5)	0.6
Acquisition of subsidiaries and businesses		0.0
Property, plant and equipment, ending balance	369.4	235.4
Land and buildings | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(36.2)	(22.0)
Disposals	(0.1)	0.0
Currency differences	0.4	(0.2)
Depreciation	12.3	14.4
Impairment	26.0
Property, plant and equipment, ending balance	(74.8)	(36.2)
Equipment, tools and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	168.5
Property, plant and equipment, ending balance	184.7	168.5
Equipment, tools and installations | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	344.1	273.0
Additions	49.3	50.3
Disposals	4.7	2.4
Reclassifications	36.3	22.3
Currency differences	(2.7)	1.2
Acquisition of subsidiaries and businesses		2.1
Property, plant and equipment, ending balance	427.7	344.1
Equipment, tools and installations | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(175.6)	(94.3)
Disposals	(4.0)	(1.7)
Currency differences	1.0	(0.3)
Depreciation	38.3	83.3
Impairment	32.1
Property, plant and equipment, ending balance	(243.0)	(175.6)
Construction in progress and advance payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	389.5
Property, plant and equipment, ending balance	456.0	389.5
Construction in progress and advance payments | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	389.5	235.5
Additions	192.4	189.4
Disposals	0.0	0.2
Reclassifications	(122.9)	(31.6)
Currency differences	(1.6)	3.6
Acquisition of subsidiaries and businesses		0.0
Property, plant and equipment, ending balance	460.6	389.5
Construction in progress and advance payments | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.3	0.0
Depreciation	4.3	0.0
Impairment	0.0
Property, plant and equipment, ending balance	€ (4.6)	€ 0.0